Note 08 - Other Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income [Abstract]
Net gains (losses) on disposal of loans		€ 3	€ (4)	€ 19
Insurance premiums		3	3	4
Net income (loss) from hedge relationships qualifying for hedge accounting		(635)	(497)	(609)
Remaining other income	[1]	(40)	712	112
Total other income (loss)		€ (669)	€ 215	€ (475)

[1]	Includes net gains (losses) of EUR4million, EUR141million and EUR(81)million for the years ended December31, 2019, 2018 and 2017, respectively, that are related to non-current assets and disposal groups held for sale.